Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions [line items]
Provisions	$ 277.5	$ 314.8
Current portion	141.3	135.8
Non-current portion	136.2	179.0
Tax related provision on IRPJ [member]
Disclosure of provisions [line items]
Provisions	10.1	37.4
Tax related provision on PIS and COFINS [member]
Disclosure of provisions [line items]
Provisions	6.8	10.2
Tax related provision on Social security contributions [member]
Disclosure of provisions [line items]
Provisions	2.8	8.8
Tax related provision on Import taxes [member]
Disclosure of provisions [line items]
Provisions	0.9	2.0
Tax related provision on ICMS [member]
Disclosure of provisions [line items]
Provisions		4.6
Tax related provision on FUNDAF [member]
Disclosure of provisions [line items]
Provisions		3.9
Others tax related provisions [member]
Disclosure of provisions [line items]
Provisions	0.4	1.8
Tax related provision [member]
Disclosure of provisions [line items]
Provisions	21.0	68.7
Labor related provision on Plurimas [member]
Disclosure of provisions [line items]
Provisions	11.3	10.1
Labor related provision on reintegration [member]
Disclosure of provisions [line items]
Provisions	5.1	3.5
Labor related provision on indemnity [member]
Disclosure of provisions [line items]
Provisions	2.3	1.5
Labor related provision on third parties [member]
Disclosure of provisions [line items]
Provisions	0.9	0.6
Other labor related provision [member]
Disclosure of provisions [line items]
Provisions	13.4	8.3
Labor related provision [member]
Disclosure of provisions [line items]
Provisions	33.0	24.0
Civil related provision on Indemnity claims [member]
Disclosure of provisions [line items]
Provisions	0.2	0.4
Civil related provision [member]
Disclosure of provisions [line items]
Provisions	0.2	0.4
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provisions	54.2	93.1
Current portion	21.5	22.6
Non-current portion	$ 32.7	$ 70.5